4. Premises and Equipment	12 Months Ended
Dec. 31, 2021
4. Premises and Equipment
Premises and Equipment
(4)	Premises and Equipment

Major classifications of premises and equipment at December 31, 2021 and 2020 are summarized as follows:

(Dollars in thousands)
	2021	2020

Land	$3,857	3,970
Buildings and improvements	18,359	18,804
Furniture and equipment	25,420	26,565
Construction in process	-	10

Total premises and equipment	47,636	49,349

Less accumulated depreciation	(31,532)	(30,749)

Total net premises and equipment	$16,104	18,600

A-56

The Bank recognized depreciation expense totaling $2.6 million, $2.5 million and $2.3 million for the years ended December 31, 2021, 2020 and 2019, respectively.

The Bank had $105,000 net gains on the sale of and write-downs on premises and equipment for the year ended December 31, 2021.  The Bank had no gains or losses on the sale of or write-downs on premises and equipment for the year ended December 31, 2020.  The Bank had $239,000 net losses on the sale of and write-downs on premises and equipment for the year ended December 31, 2019.